RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of the cost and accumulated amortization of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Right Of Use Assets And Lease Liability [Abstract]
Opening balance	$ 72,734	$ 114,648
Additions	38,027
Amortization expense	(50,571)	(35,654)
Cumulative translation adjustment	1,008	(6,260)
Closing balance	$ 61,198	$ 72,734